Consolidated Statement of Changes in Equity ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Issued capital [Member] CNY (¥)	Issued capital [Member] USD ($)	Statutory reserves [Member] CNY (¥)	Statutory reserves [Member] USD ($)	Capital reserves [Member] CNY (¥)	Capital reserves [Member] USD ($)	Retained earnings [member] CNY (¥)	Retained earnings [member] USD ($)	Foreign currency translation reserve [member] CNY (¥)	Foreign currency translation reserve [member] USD ($)	Performance shares reserves [member] CNY (¥)	Performance shares reserves [member] USD ($)	Fair value reserve [member] CNY (¥)	Fair value reserve [member] USD ($)	Premium paid for acquisition of non-controlling interests [member] CNY (¥)	Premium paid for acquisition of non-controlling interests [member] USD ($)	Attributable to the equity holders of the parent [Member] CNY (¥)	Attributable to the equity holders of the parent [Member] USD ($)	Non-controlling interests [member] CNY (¥)	Non-controlling interests [member] USD ($)
Balance at Dec. 31, 2020	¥ 11,832,710		¥ 2,081,138		¥ 307,165		¥ 30,704		¥ 6,756,976		¥ (89,925)		¥ 19,758		¥ (79,720)		¥ (11,472)		¥ 9,014,624		¥ 2,818,086
Statement [Line Items]
Profit for the year	407,894								272,673										272,673		135,221
Other comprehensive income for the year, net of tax	27,205										(28,251)				48,818				20,567		6,638
Total comprehensive income for the year, net of tax	435,099								272,673		(28,251)				48,818				293,240		141,859
Transactions with owners, recorded directly in equity
Dividends paid	(448,712)								(448,712)										(448,712)
Dividends paid/payable to non-controlling interests	(203,753)																				(203,753)
Transfer to statutory reserves					2,072				(2,072)
Balance at Dec. 31, 2021	11,615,344		2,081,138		309,237		30,704		6,578,865		(118,176)		19,758		(30,902)		(11,472)		8,859,152		2,756,192
Statement [Line Items]
Profit for the year	335,661								218,581										218,581		117,080
Other comprehensive income for the year, net of tax	89,117										73,477				311				73,788		15,329
Total comprehensive income for the year, net of tax	424,778								218,581		73,477				311				292,369		132,409
Transactions with owners, recorded directly in equity
Contribution by non-controlling interests	53,500																				53,500
Dividends paid	(109,684)								(109,684)										(109,684)
Dividends paid/payable to non-controlling interests	(103,199)																				(103,199)
Dilution of interest in subsidiary																	2,009		2,009		(2,009)
Transfer to statutory reserves					26,498				(26,498)
Issuance of put option to non-controlling interests of subsidiary	(45,675)						(34,900)												(34,900)		(10,775)
Balance at Dec. 31, 2022	11,835,064		2,081,138		335,735		(4,196)		6,661,264		(44,699)		19,758		(30,591)		(9,463)		9,008,946		2,826,118
Statement [Line Items]
Profit for the year	422,856	$ 59,527							285,518										285,518		137,338
Other comprehensive income for the year, net of tax	32,018	4,507									16,728				8,137				24,865		7,153
Total comprehensive income for the year, net of tax	454,874	64,034							285,518		16,728				8,137				310,383		144,491
Transactions with owners, recorded directly in equity
Contribution by non-controlling interests	20,000																				20,000
Dividends paid	(80,238)								(80,238)										(80,238)
Dividends paid/payable to non-controlling interests	(35,702)																				(35,702)
Dilution of interest in subsidiary																	1,477		1,477		(1,477)
Transfer to statutory reserves					45,989				(45,989)
Issuance of put option to non-controlling interests of subsidiary	(18,373)						(14,040)												(14,040)		(4,333)
Balance at Dec. 31, 2023	¥ 12,175,625	$ 1,714,008	¥ 2,081,138	$ 292,969	¥ 381,724	$ 53,737	¥ (18,236)	$ (2,567)	¥ 6,820,555	$ 960,155	¥ (27,971)	$ (3,937)	¥ 19,758	$ 2,781	¥ (22,454)	$ (3,161)	¥ (7,986)	$ (1,124)	¥ 9,226,528	$ 1,298,853	¥ 2,949,097	$ 415,155